Bank and Other Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-Term Investment/Bank and Other Borrowings [Abstract]
Short-term bank and other borrowings	$ 11,653	$ 12,648	$ 6,306
Long-term bank borrowings, current portion	6,532	5,432	1,381
Bank borrowings, current		18,080	7,687
Long-term bank borrowings, non-current portion	5,563		4,491
Total borrowings	$ 18,185	$ 18,080	$ 12,178